Stockholders’ Equity - Schedule of Ownership Interest in Subsidiaries on Equity (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Schedule of Ownership Interest in Subsidiaries on Equity [Line Items]
Net loss attributable to WISeKey International Holding Ltd	$ (9,585)
Net transfers (to) from noncontrolling interest	258
Change from net loss attributable to WISeKey International Holding Ltd's shareholders and transfers (to) from noncontrolling interest	(9,327)
SEALSQ Corp [Member]
Schedule of Ownership Interest in Subsidiaries on Equity [Line Items]
Net transfers (to) from noncontrolling interest	$ 258